VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—28.3%
Aerospace & Defense—1.5%
AeroVironment, Inc. 0.000%, 7/15/30(1)	$9,525	$13,302
Commercial Services—1.0%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(2)	8,080	8,771
Computers—6.1%
CyberArk Software Ltd. 144A 0.000%, 6/15/30(2)	12,770	14,890
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(2)	6,845	9,070
Western Digital Corp. 3.000%, 11/15/28(1)	4,965	19,885
Zscaler, Inc. 144A 0.000%, 7/15/28(2)(3)	9,500	9,799
		53,644

Diversified REITs—0.7%
Digital Realty Trust LP 144A 1.875%, 11/15/29(2)	5,915	6,239
Entertainment—0.8%
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(2)	7,080	7,519
Financial Services—0.7%
Galaxy Digital Holdings LP 144A 0.500%, 5/1/31(2)	6,275	6,187
Health Care REITs—1.7%
Welltower OP LLC 144A 3.125%, 7/15/29(2)	10,110	14,998
Healthcare-Products—0.8%
iRhythm Technologies, Inc. 1.500%, 9/1/29(1)	4,900	7,107
Internet—4.8%
DoorDash, Inc. 144A 0.000%, 5/15/30(2)	8,995	9,930
Trip.com Group Ltd. 0.750%, 6/15/29	11,110	13,560
Uber Technologies, Inc. 0.000%, 12/15/25	16,100	19,153
		42,643

Machinery-Construction & Mining—0.4%
Bloom Energy Corp. 144A 0.000%, 11/15/30(2)(4)	3,250	3,304
Media—1.1%
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	7,680	9,827
Semiconductors—4.1%
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(2)(3)	15,505	17,179
	Par Value	Value

Semiconductors—continued
MKS, Inc. 1.250%, 6/1/30	$8,660	$10,392
Semtech Corp. 144A 0.000%, 10/15/30(2)	8,830	8,954
		36,525

Software—4.0%
Cloudflare, Inc. 0.000%, 8/15/26	12,670	17,655
Datadog, Inc. 144A 0.000%, 12/1/29(1)(2)(3)	9,310	9,873
Nebius Group N.V. 144A 1.000%, 9/15/30(2)	6,305	8,036
		35,564

Telecommunications—0.6%
AST SpaceMobile, Inc. 144A 2.000%, 1/15/36(2)	4,770	5,068
Total Convertible Bonds and Notes (Identified Cost $208,274)		250,698

Corporate Bonds and Notes—16.6%
Computers—1.1%
Seagate Data Storage Technology Pte Ltd. 144A 8.500%, 7/15/31(2)	9,175	9,766
Diversified REITs—1.0%
Iron Mountain, Inc. 144A 7.000%, 2/15/29(2)(5)	8,830	9,095
Electric Utilities—0.8%
Talen Energy Supply LLC 144A 6.500%, 2/1/36(2)(5)	6,875	7,121
Electronic Equipment, Instruments & Components—1.1%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(2)(5)	9,885	10,023
Entertainment—0.9%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)(2)(5)	8,000	7,632
Food & Beverage—1.0%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(2)(5)	8,800	9,035
Healthcare-Services—1.1%
Tenet Healthcare Corp. 6.125%, 10/1/28(5)	9,845	9,858
Internet—1.1%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)(5)	9,250	9,546
Machinery-Diversified—1.1%
Chart Industries, Inc. 144A 9.500%, 1/1/31(2)(5)	9,175	9,825
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Par Value	Value

Miscellaneous Manufacturing—1.2%
Axon Enterprise, Inc. 144A 6.250%, 3/15/33(2)(5)	$10,035	$10,372
Retail—0.5%
Advance Auto Parts, Inc. 144A 7.375%, 8/1/33(1)(2)(5)	4,475	4,531
Semiconductors—1.5%
Micron Technology, Inc. 5.800%, 1/15/35(5)	4,400	4,646
Qorvo, Inc. 4.375%, 10/15/29(5)	8,995	8,848
		13,494

Software—2.6%
CoreWeave, Inc. 144A 9.250%, 6/1/30(2)(5)	13,990	14,126
UKG, Inc. 144A 6.875%, 2/1/31(2)(5)	8,560	8,811
		22,937

Telecommunications—0.5%
WULF Compute LLC 144A 7.750%, 10/15/30(2)(5)	3,785	3,932
Transportation—1.1%
XPO, Inc. 144A 7.125%, 6/1/31(2)(5)	9,550	9,971
Total Corporate Bonds and Notes (Identified Cost $145,415)		147,138

	Shares
Convertible Preferred Stocks—6.3%
Aerospace & Defense—1.6%
Boeing Co. (The), 6.000%	212,990	13,785
Banks—1.5%
Wells Fargo & Co. Series L, 7.500%	10,945	13,542
Semiconductors & Semiconductor Equipment—1.8%
Microchip Technology, Inc., 7.500%(1)	279,735	16,196
Technology Hardware, Storage & Peripherals—1.4%
Hewlett Packard Enterprise Co., 7.625%	176,830	11,950
Total Convertible Preferred Stocks (Identified Cost $51,322)		55,473

Common Stocks—59.1%
Banks—5.8%
Bank of America Corp.(5)	208,090	11,123
Citigroup, Inc.	205,887	20,842
JPMorgan Chase & Co.(5)	62,690	19,504
		51,469

	Shares	Value

Biotechnology—0.6%
AbbVie, Inc.	25,570	$5,575
Capital Markets—2.2%
Goldman Sachs Group, Inc. (The)	6,840	5,399
Morgan Stanley	87,670	14,378
		19,777

Communications Equipment—1.8%
Arista Networks, Inc.(5)(6)	85,720	13,517
Ciena Corp.(6)	11,695	2,221
		15,738

Consumer Finance—0.7%
Capital One Financial Corp.(5)	27,340	6,015
Consumer Staples Distribution & Retail—1.2%
Walmart, Inc.(5)	102,450	10,366
Electric Utilities—0.6%
Constellation Energy Corp.	13,455	5,073
Electrical Equipment—3.4%
Eaton Corp. plc(5)	28,220	10,768
GE Vernova, Inc.(5)	16,950	9,918
Vertiv Holdings Co. Class A(5)	49,535	9,553
		30,239

Electronic Equipment, Instruments & Components—7.6%
Amphenol Corp. Class A(5)	113,970	15,880
Celestica, Inc.(1)(6)	61,280	21,110
Corning, Inc.	24,030	2,140
Flex Ltd.(6)	340,895	21,313
TE Connectivity plc	26,670	6,588
		67,031

Entertainment—1.4%
Netflix, Inc.(5)(6)	10,815	12,101
Healthcare Equipment & Supplies—0.3%
Boston Scientific Corp.(6)	29,400	2,961
Healthcare Providers & Services—2.1%
McKesson Corp.	17,070	13,850
Quest Diagnostics, Inc.	28,595	5,031
		18,881

Hotels, Restaurants & Leisure—1.8%
Hilton Worldwide Holdings, Inc.(5)	37,990	9,762
Royal Caribbean Cruises Ltd.(5)	20,250	5,808
		15,570

Interactive Media & Services—1.9%
Alphabet, Inc. Class A(6)	41,905	11,783
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Shares	Value

Interactive Media & Services—continued
Meta Platforms, Inc. Class A(5)	8,245	$5,346
		17,129

IT Services—1.4%
Shopify, Inc. Class A(6)	32,815	5,705
Snowflake, Inc. Class A(6)	24,175	6,645
		12,350

Life Sciences Tools & Services—0.6%
IQVIA Holdings, Inc.(6)	25,835	5,592
Machinery—2.8%
Caterpillar, Inc.(5)	24,305	14,030
Deere & Co.	2,265	1,046
Parker-Hannifin Corp.	12,865	9,942
		25,018

Personal Care Products—0.6%
Estee Lauder Cos., Inc. (The) Class A	55,435	5,360
Pharmaceuticals—1.8%
AstraZeneca plc Sponsored ADR	45,085	3,715
Eli Lilly & Co.(5)	9,630	8,309
Johnson & Johnson	22,560	4,261
		16,285

Semiconductors & Semiconductor Equipment—14.1%
ASML Holding N.V. Registered Shares	8,330	8,823
Broadcom, Inc.(5)	70,865	26,194
Lam Research Corp.	52,360	8,245
Monolithic Power Systems, Inc.(5)	11,525	11,583
NVIDIA Corp.	251,635	50,954
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	62,855	18,883
		124,682

Software—6.4%
AppLovin Corp. Class A(5)(6)	12,505	7,970
Microsoft Corp.(5)	47,060	24,368
Oracle Corp.	93,230	24,483
		56,821

Total Common Stocks (Identified Cost $364,804)		524,033

Equity-Linked Note—0.9%
Banks—0.9%
Barclays Bank plc (Cadence Design Systems, Inc.) 1.250%, 5/26/28(4)	7,585,000	8,469
Total Equity-Linked Note (Identified Cost $8,343)		8,469

Total Long-Term Investments—111.2% (Identified Cost $778,158)		985,811

	Shares	Value

Short-Term Investment—2.8%
Money Market Mutual Fund—2.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.982%)(7)	24,749,041	$24,749
Total Short-Term Investment (Identified Cost $24,749)		24,749

Securities Lending Collateral—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.004%)(7)(8)	13,237,473	13,237
Total Securities Lending Collateral (Identified Cost $13,237)		13,237

TOTAL INVESTMENTS—115.5% (Identified Cost $816,144)		$1,023,797
Other assets and liabilities, net—(15.5)%		(137,106)
NET ASSETS—100.0%		$886,691

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, these securities amounted to a value of $263,603 or 29.7% of net assets.

(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $175,067.
(6)	Non-income producing.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	86%
Singapore	3
Canada	3
Taiwan	2
Netherlands	2
Israel	1
Cayman Islands	1
Other	2
Total	100%
† % of total investments as of October 31, 2025.
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of October 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$250,698	$—	$247,394	$3,304
Corporate Bonds and Notes	147,138	—	147,138	—
Equity Securities:
Convertible Preferred Stocks	55,473	55,473	—	—
Common Stocks	524,033	524,033	—	—
Equity-Linked Note	8,469	—	—	8,469
Money Market Mutual Fund	24,749	24,749	—	—
Securities Lending Collateral	13,237	13,237	—	—
Total Investments	$1,023,797	$617,492	$394,532	$11,773
There were no transfers into or out of Level 3 related to securities held at October 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Convertible Bonds and Notes	Equity-Linked Notes
Investments in Securities
Balance as of January 31, 2025	$8,443	$—	$8,443
Net realized gain (loss)	865	—	865
Net change in unrealized appreciation (depreciation)(a)	(800)	54	(854)
Purchases	13,646	3,250	10,396
Sales(b)	(10,381)	—	(10,381)
Balance as of October 31, 2025	$11,773	$3,304	$8,469
(a) The net change in unrealized appreciation (depreciation) on investments still held at October 31, 2025, was $179.
(b) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.